SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On May 1, 2023, the Company issued an unsecured promissory note (the “Note”) in the principal amount of up to $150,000 to the Sponsor which may be drawn down from time to time prior to the Maturity Date (defined below) upon request by the Company. The Note does not bear interest and the principal balance will be payable on the date on which the Company consummates its initial business combination (such date, the “Maturity Date”). In the event the Company consummates its initial business combination, the Sponsor has the option on the Maturity Date to convert the principal outstanding under the Note into that number of private placement warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the Note being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the Private Placement Warrants. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As of August 8, 2023, $150,000 is outstanding under the Note.

From April 2023 until July 2023, in accordance with the Business Combination Agreement, as amended, additional funds in the amount of $290,000 were deposited by Seamless, each month, to the Trust Account.

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On February 14, 2023, the Company held the Extraordinary General Meeting. The shareholders approved the Extension Proposal. Under Cayman Islands law, the amendment to the Charter took effect upon approval of the Extension Proposal. Accordingly, the Company now has until August 23, 2023 to consummate its initial business combination. In connection with the votes to approve the Extension Proposal, the holders of 10,415,452 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share, for an aggregate redemption amount of approximately $109.31 million, leaving approximately $100.59 million in the Trust Account.

In accordance with the provisions of the Business Combination Agreement, as amended, additional fund in the amount of $290,000 were deposited by Seamless to the Trust Account on February 21, 2023, and the required contributions will continue to be deposited on or before the 23rd day of each subsequent calendar month into the Trust Account until August 23, 2023 or such earlier date that the board determines to liquidate INFINT or the date an initial business combination is completed.

INFINT ACQUISITION CORPORATION

CONDENSED BALANCE SHEETS

	March 31, 2023	December 31, 2022
	(Unaudited)
ASSETS
Current Assets
Cash	$141,549	$271,467
Prepaid expenses	-	94,553
Total Current Assets	141,549	366,020

Cash and marketable securities held in Trust Account	101,834,184	208,932,880
TOTAL ASSETS	$101,975,733	$209,298,900

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses	$3,125,503	$2,787,773
Accrued expenses – related party	137,306	66,587
Total current liabilities	3,262,809	2,854,360

Deferred underwriter fee payable	5,999,964	5,999,964
TOTAL LIABILITIES	9,262,773	8,854,324

Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 9,584,428 and 19,999,880 shares at redemption value, respectively	101,834,184	208,932,880

Shareholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	-	-
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; none issued and outstanding (excluding the 9,584,428 and 19,999,880 shares subject to redemption as of March 31, 2023 and December 31, 2022, respectively)	-	-
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 5,833,083 issued and outstanding	583	583
Additional paid-in capital	-	-
Accumulated deficit	(9,121,807)	(8,488,887)
Total Shareholders’ Deficit	(9,121,224)	(8,488,304)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$101,975,733	$209,298,900

The accompanying notes are an integral part of these financial statements.

INFINT ACQUISITION CORPORATION

CONDENSED STATEMENT OF OPERATIONS (UNAUDITED)

	For the Three Months Ended March 31,
	2023	2022

Formation and operating costs	$577,950	$431,549
Administrative expenses from related party	54,970	51,460
Loss from operation costs	(632,920)	(483,009)
Other income:
Interest earned on marketable securities held in Trust Account	1,631,158	20,442
Net Income (Loss)	$998,238	$(462,567)

Weighted average shares outstanding of Class A ordinary share subject to redemption	14,560,700	19,999,880
Basic and diluted net income (loss) per ordinary share subject to redemption	$0.05	$(0.02)
Weighted average shares outstanding of Class B non-redeemable ordinary share	5,833,083	5,833,083
Basic and diluted net income (loss) per ordinary share not subject to redemption	$0.05	$(0.02)

The accompanying notes are an integral part of these financial statements.

INFINT ACQUISITION CORPORATION

CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT (UNAUDITED)

FOR THE THREE MONTHS ENDED MARCH 31, 2023

	Ordinary Shares				Additional		Total
	Class A		Class B		Paid in	Accumulated	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance – December 31, 2022 (audited)	-	$-	5,833,083	$583	$-	$(8,488,887)	$(8,488,304)
Accretion of Class A ordinary shares to redemption value	-	-	-	-	(580,000)	(1,631,158)	(2,211,158)
Contribution for extension	-	-	-	-	580,000	-	580,000
Net income	-	-	-	-	-	998,238	998,238
Balance – March 31, 2023 (unaudited)	-	$-	5,833,083	$583	$-	$(9,121,807)	$(9,121,224)

FOR THE THREE MONTHS ENDED MARCH 31, 2022

	Ordinary Shares				Additional		Total
	Class A		Class B		Paid in	Accumulated	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance – December 31, 2021 (audited)	-	$-	5,833,083	$583	$-	$(4,442,807)	$(4,442,224)
Net loss	-	-	-	-	-	(462,567)	(462,567)
Balance – March 31, 2022(unaudited)	-	$-	5,833,083	$583	$-	$(4,905,374)	$(4,904,791)

The accompanying notes are an integral part of these condensed financial statements.

INFINT ACQUISITION CORPORATION

CONDENSED STATEMENT OF CASH FLOWS (UNAUDITED)

	For the Three Months Ended March 31,
	2023	2022
	(restated)
Cash flows from operating activities:
Net income (loss)	$998,238	$(462,567)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on securities held in Trust Account	(1,631,158)	(20,442)
Changes in operating assets and liabilities:
Prepaid insurance	94,553	166,750
Accrued expenses	337,730	206,535
Accrued expenses – related party	70,719	-
Net cash used in operating activities	(129,918)	(109,724)

Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	109,309,854	-
Investment of cash in Trust Account	(580,000)	-
Net cash used in investing activities	108,729,854	-

Cash flows from financing activities:
Contribution for extension	580,000	-
Redemption of Class A ordinary shares	(109,309,854)	-
Net cash provided by financing activities	(108,729,854)	-

Net change in cash	(129,918)	(109,724)
Cash at beginning of period	271,467	1,028,183
Cash at end of period	$141,549	$918,459

Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value	$2,211,158	$-
Deferred underwriting fee payable	$-	$5,999,964

The accompanying notes are an integral part of these financial statements.

INFINT ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Seamless Group Inc [Member]
SUBSEQUENT EVENTS

22 Subsequent events

The Loan of HK$2.5 million (equivalent to US$0.3 million) due and payable on March 28, 2023 has been extended to March 30, 2024 via an agreement signed on March 30, 2023.

The Loan of HK$4.7 million (equivalent to US$0.6 million) due and payable on March 20, 2023   are in negotiation for an extension as of the date of this report.